Interests in subsidiaries and non-controlling interests (Tables)	12 Months Ended
Jun. 30, 2026
Interests In Subsidiaries And Non-controlling Interests
Schedule of controlled entities

The consolidated financial statements include the following controlled entities.

Entity	Jurisdiction	Interest 2026	Interest 2025	Held through
Raptor300 Inc	Delaware, USA	100%	100%	Braiin Limited
Braiin LLC	Delaware, USA	100%	100%	Braiin Limited
Raptor Sri Lanka 300 Pvt. Ltd.	Sri Lanka	100%	100%	Raptor300 Inc
VIS Networks Private Limited	India	79.70%	–	Braiin Limited
VISNET Technologies Pvt Ltd Corp	Philippines	Branch	–	VIS Networks Private Limited
VIS Global PTE Ltd	Singapore	79.70%	–	Braiin Limited
VISNET Global SDN BHD	Malaysia	100%	–	VIS Global PTE Ltd
VIS Networks UK Limited	United Kingdom	83%	–	VIS Global PTE Ltd
VIS Global Digital Solutions LLC	Oman	54%	–	VIS Global PTE Ltd
VIS Global Inc	United States	63%	–	VIS Global PTE Ltd
Visnet Technologies LLC	United Arab Emirates	60%	–	VIS Global PTE Ltd
VIS Global Pty Ltd	Australia	72.50%	–	VIS Global PTE Ltd
VIS Global EU B.V.	Netherlands	100%	–	VIS Global PTE Ltd
Vega Global Technologies Pty Ltd	Australia	100%	–	Braiin Limited
Mirragin RAS Consulting Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Mirragin Consultants Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Mirragin Project Isidore Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Project Isidore Pty Ltd	Australia	60%	–	Mirragin RAS Consulting Pty Ltd
Nisus Australia Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Nisus Payroll Pty Ltd	Australia	100%	–	Vega Global Technologies Pty Ltd
Connect Simple Pty Ltd	Australia	100%	–	Braiin Limited
Connect Easy Ltd (company number 16514078)	United Kingdom	100%	–	Connect Simple Pty Ltd
ConnectEasy Inc (number 10198866)	Delaware, USA	100%	–	Connect Simple Pty Ltd